Note Payable (Details)	12 Months Ended
Jul. 31, 2016 USD ($)
Notes Payable [Member]
Issue Date	7/31/2012
Expiry date	7/31/2013
Amount of Loan	$ 21,500
Interest rate	10.00%
Notes Payable 1 [Member]
Issue Date	7/14/2016
Expiry date	7/14/2017
Amount of Loan	$ 70,000
Interest rate	8.00%
Notes Payable 2 [Member]
Issue Date	7/5/2016
Expiry date	7/14/2017
Amount of Loan	$ 50,000
Interest rate	8.00%
Total Loans [Member]
Amount of Loan	$ 141,500